                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                         SUN CAPITAL MONEY MARKET FUND
                     SUN CAPITAL INVESTMENT GRADE BOND FUND
                          SUN CAPITAL REAL ESTATE FUND

MANAGEMENT'S DISCUSSION & ANALYSIS
----------------------------------------------------------------------

 MONEY MARKET FUND

During the first half of 1999, money market interest rates, as measured by the three-month Treasury bill, traded in a range between 4.27% and 4.82%. The yield on three-month Treasury bills began the year at 4.48%, and briefly declined to the low end of the range both in mid-January and again in mid-April to 4.28%, before starting a steady rise to the mid-year close of 4.78%. At the start of the year, the consensus expectation had been anticipating lower rates premised on a slowing economy due to the various financial crises during the second half of last year. However, money market interest rates began rising by late January. Investor sentiment shifted and started fearing a Federal Reserve tightening of monetary policy due to stronger than expected economic growth. On June 30, the Federal Open Market Committee raised the Federal Funds rate by 25 basis points to 5.0%, but altered its monetary policy from tightening to neutral. This may indicate that further increases are unlikely this year. At June 30, the Fund had a seven day yield of 4.41% and an average maturity of 56 days. The portfolio was 97% invested in commercial paper and short-term corporate securities. The year-to-date return through June 30 was 2.15%, compared to 2.24% for the Merrill Lynch three-month U.S. Treasury Bill Index.

TOP TEN HOLDINGS

AT JUNE 30, 1999
--------------------------------------------------------------------------------

                                                                                                   % OF NET ASSETS
                                                                                                   ---------------
Province of Ontario 5.00% 8/19/1999                                                                       4.27%
Pacific Gas & Electric Corp. 6.88% 7/16/1999                                                              4.20%
American General Finance Corp. 5.21% 3/03/2000                                                            4.20%
Associates Corp. of North America 4.86% 8/25/1999                                                         4.20%
Laclede Gas Co. 4.91% 7/08/1999                                                                           4.20%
BellSouth Telecommunications 5.02% 7/09/1999                                                              4.19%
Toyota Motor Credit Co. 4.83% 7/16/1999                                                                   4.19%
Duke Energy Co. 5.12% 7/16/1999                                                                           4.19%
Dupont (E.I.) de Nemours & Co. 4.82% 7/19/1999                                                            4.19%
Export Development Corp. 5.12% 1/18/2000                                                                  3.67%

----------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MONEY MARKET FUND AND THE MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             MERRILL INDEX     MONEY MARKET FUND
12/7/1998        $10,000.00             $10,000.00
12/31/1998       $10,030.00             $10,031.00
1/31/1999        $10,065.61             $10,068.00
2/28/1999        $10,094.50             $10,101.00
3/31/1999        $10,135.99             $10,137.00
4/30/1999        $10,172.78             $10,173.07
5/31/1999        $10,212.35             $10,209.79
6/30/1999        $10,255.04             $10,246.25

CUMULATIVE TOTAL RETURNS**

                                          SIX MONTHS ENDED   LIFE OF
                                           JUNE 30, 1999     FUND***
                                          ----------------   -------
Money Market Fund.......................         2.15%         2.46%
Merrill Lynch 3-month U.S. Treasury Bill
  Index*................................         2.24%         2.55%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Merrill Lynch three-month U.S. Treasury Bill Index is a one-security index which at the beginning of every month selects for inclusion the U.S. Treasury Bill maturing close to but not beyond 91 days from that date. That issue is then held for one month, sold and rolled into the new U.S. Treasury Bill.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges, performance numbers would be lower. The value of an investment in the Money Market Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The investment adviser reduced its management fee and certain other expenses; otherwise returns would have been lower.

***For the period from December 7, 1998 (commencement of operations) to June 30, 1999.

MANAGEMENT'S DISCUSSION & ANALYSIS
----------------------------------------------------------------------
 INVESTMENT GRADE BOND FUND

Ongoing strength in the economy, with few signs of a meaningful slowdown, pushed interest rates steadily higher through most of the first half of 1999. The year began with the outlook that interest rates would fall. An expected outcome of the second half 1998 financial crisis was a slowing economy or potential recession. This view on interest rates was quickly reversed. Economic growth exceeded expectations, and by early February interest rates began rising. By early in the second quarter, the Federal Reserve began sending overt signals of their intent to move preemptively against an overheated economy and a buildup of rising inflation expectations. With little surprise, at their Federal Open Market Committee meeting on June 30, the Federal Reserve announced a hike in the Federal Funds rate by 25 basis points to 5.0%. At June 30, the ten-year Treasury note yield was 5.79%, up from 4.64% at year-end. With most interest rates up approximately 100 basis points year-to-date, the bond market could have a far greater impact on braking the economy than the recent Federal Reserve action. The Fund's total return for the six months ended June 30 was (0.48%), well ahead of the Lehman Brothers Aggregate Bond Index return of (1.37%). These favorable relative investment results were earned by focusing on sector and specific issue selection to generate attractive investments and yield for the fund, while generally matching the interest rate risk of the Lehman Aggregate Index. The Fund's concentrated focus on the corporate sector of the bond market during this period was particularly beneficial. The strong economy and rising corporate earnings led to solid relative performance from this market sector. At June 30, 10.9% of the Fund was rated below investment grade and the average rating of the Fund's holdings was AA. The interest rate exposure of the Fund closely mirrored the Lehman Aggregate Index.

TOP TEN BOND ISSUERS                                   TOP FIVE SECTORS
AT JUNE 30, 1999                                       AT JUNE 30, 1999
-------------------------------------------------------------------------------------------

                                     % OF NET ASSETS                                        % OF NET ASSETS
                                     ---------------                                        ---------------
U.S. Treasury                            14.60%        U.S. Govt. & Agency Oblig.                41.4%
Federal National Mortgage Assn.          11.07%        Electric Utilities                        11.0%
Federal Home Loan Mortgage Assn.          8.35%        Asset Backed                              10.3%
Government National Mortgage Assn.        7.33%        Transportation                             7.6%
Discover Card Master Trust I              2.40%        Telecommunications                         5.4%
CARCO Auto Loan Master Trust              2.39%
Peco Energy Transition Trust              2.29%
News America Holdings, Inc.               2.02%
Continental Airlines, Inc.                2.00%
California Infrastructure                 1.98%
 Development

----------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN INVESTMENT GRADE BOND FUND AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               LEHMAN         INV GRADE BOND FUND
12/7/1998     $10,000.00                   $10,000.00
12/31/1998    $10,025.04                   $10,004.15
1/31/1999     $10,096.59                   $10,121.20
2/28/1999      $9,920.34                    $9,967.36
3/31/1999      $9,975.31                   $10,045.10
4/30/1999     $10,006.91                   $10,073.38
5/31/1999      $9,919.26                    $9,968.18
6/30/1999      $9,887.66                    $9,955.74

CUMULATIVE TOTAL RETURNS**

                                          SIX MONTHS ENDED   LIFE OF
                                           JUNE 30, 1999     FUND***
                                          ----------------   -------
Investment Grade Bond Fund..............       (0.48)%        (0.44)%
Lehman Brothers Aggregate Bond Index*...       (1.37)%        (1.12)%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges, performance numbers would be lower. The value of an investment in the Investment Grade Bond Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The investment adviser reduced its management fee and certain other expenses; otherwise returns would have been lower.

***For the period from December 7, 1998 (commencement of operations) to June 30, 1999.

MANAGEMENT'S DISCUSSION & ANALYSIS
----------------------------------------------------------------------

 REAL ESTATE FUND

During the first half of 1999 the Fund posted a total return of +4.57%. This compares with a +4.62% return for the Morgan Stanley Real Estate Investment Trust Index for the same period. For the three months ended June 30, 1999, the Fund posted a total return of +10.87%. This compares with a +9.91% return for the Morgan Stanley Real Estate Investment Trust Index for the same period. The Fund outperformed the Index during the second quarter of 1999 primarily due to the outperformance of certain individual holdings, including Centerpoint Properties (industrial), First Industrial (industrial), Highwoods (office), Reckson Associates (office), AvalonBay (apartment), BRE Properties (apartment), Developers Diversified (retail), and Macerich (retail). We continue to believe these stocks are attractive holdings.

During April and May, there was a significant rotation by investors from growth stocks into value stocks, and from technology stocks into industrial and cyclical stocks. REITs benefited from this rotation, as evidenced by the first net inflows into REIT mutual funds in a long time. While this momentum into the sector ebbed a bit in June, we believe that interest in the sector should continue, as there are still significant valuation differences between REITs and other markets.

We continue to look for moderate capital appreciation for REIT stocks in 1999; keeping pace with expected funds from operations (FFO) growth in the high single digits. REITs delivered in excess of 10% year-over-year growth, on average, for the quarter ended June 30, 1999. Occupancy levels remained high for most companies, and most REITs have also been able to secure significant rent level increases on expiring leases. Current market conditions, with capital scarce and expensive, dictate closer scrutiny of several other factors as we continue to formulate our strategy, including financial strength and availability of capital, property management abilities, stock repurchase programs, and potential mergers and acquisition activity.

TOP TEN ISSUERS                                        TOP FIVE PROPERTY TYPES
AT JUNE 30, 1999                                       AT JUNE 30, 1999
-------------------------------------------------------------------------------------------

                                     % OF NET ASSETS                                        % OF NET ASSETS
                                     ---------------                                        ---------------
AvalonBay Communities, Inc.               7.44%        Office                                    26.9%
SL Green Realty Corp.                     5.96%        Apartments                                20.3%
Equity Office Properties Trust            5.92%        Regional Malls                            12.8%
Kimco Realty Corp.                        5.88%        Warehouse & Industrial                    12.7%
Public Storage, Inc.                      5.55%        Shopping Centers                          12.4%
Reckson Associates Realty Corp.           4.72%
ProLogis Trust                            4.60%
CBL & Associates Properties, Inc.         4.51%
Equity Residential Properties Trust       4.49%
BRE Properties, Inc.                      4.28%

----------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE REAL ESTATE FUND AND THE MORGAN STANLEY REIT INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  MORGAN STANLEY REIT INDEX          REAL ESTATE FUND
12/7/1998                             $10,000.00               $10,000.00
12/31/1998                             $9,773.77                $9,929.44
1/31/1999                              $9,510.86                $9,606.85
2/28/1999                              $9,354.88                $9,465.73
3/31/1999                              $9,303.43                $9,364.92
4/30/1999                             $10,203.07               $10,241.94
5/31/1999                             $10,419.37               $10,594.76
6/30/1999                             $10,225.57               $10,383.06

CUMULATIVE TOTAL RETURNS**

                                          SIX MONTHS ENDED   LIFE OF
                                           JUNE 30, 1999     FUND***
                                          ----------------   -------
Real Estate Fund........................         4.57%         3.83%
Morgan Stanley REIT Index*..............         4.62%         2.26%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees. The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges, performance numbers would be lower. The value of an investment in the Real Estate Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The investment adviser reduced its management fee and certain other expenses; otherwise returns would have been lower.

***For the period from December 7, 1998 (commencement of operations) to June 30, 1999.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

JUNE 30, 1999 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT
                                          (000 OMITTED)       VALUE
COMMERCIAL PAPER - 85.8%
American Express Credit Corp.
  4.87%, 7/30/99........................      $   103      $   103,000
American General Finance Corp.
  5.21%, 3/03/00........................          200          200,000
Associates Corp. of North America
  4.86%, 8/25/99........................          200          200,000
BellSouth Telecommunications, Inc.
  5.02%, 7/09/99........................          200          199,777
Canadian Wheat Board
  4.80%, 7/22/99........................           94           93,737
  5.10%, 7/15/99........................          100           99,802
Caterpillar Financial Services NV
  4.78%, 8/13/99........................          150          149,144
Coca-Cola Co.
  4.78%, 8/20/99........................          150          149,004
DaimlerChrysler NA
  4.79%, 9/03/99........................          129          127,901
Duke Energy Co.
  5.12%, 7/16/99........................          200          199,573
Dupont (E. I.) de Nemours & Co.
  4.82%, 7/19/99........................          200          199,518
Export Development Corp.
  5.12%, 1/18/00........................          180          174,854
Ford Motor Credit Corp.
  4.81%, 7/06/99........................          145          145,000
General Electric Capital Corp.
  4.83%, 7/06/99........................          130          130,000
General Motors Acceptance Corp.
  4.79%, 8/09/99........................          124          123,509
Government of Canada
  4.94%, 9/08/99........................          100           99,053
Household Finance Corp.
  4.79%, 7/28/99........................          109          108,619
  4.90%, 8/05/99........................          100          100,000

                                            PRINCIPAL
                                              AMOUNT
                                          (000 OMITTED)       VALUE
IBM Credit Corp.
  4.73%, 8/09/99........................      $   130      $   129,334
Laclede Gas Co.
  4.91%, 7/08/99........................          200          199,809
Lucent Technologies, Inc.
  4.81%, 7/28/99........................          175          174,369
Norwest Financial, Inc.
  4.79%, 8/19/99........................          150          150,000
Province of British Columbia
  4.75%, 10/08/99.......................          145          143,106
Province of Ontario
  5.00%, 8/19/99........................          205          203,605
Province of Quebec
  4.78%, 9/13/99........................          135          133,674
Schering Corp.
  4.74%, 7/21/99........................          150          149,605
Toyota Motor Credit Co.
  4.83%, 7/16/99........................          200          199,597
                                                           -----------
Total Commercial Paper
  (amortized cost $4,085,590)...........                     4,085,590
                                                           -----------
CORPORATE BONDS - 11.4%
Commercial Credit Co.
  6.75%, 5/15/00........................          140          141,310
Pacific Gas & Electric Corp.
  6.88%, 7/16/99........................          200          200,087
Texas Instruments, Inc.
  6.75%, 7/15/99........................          100          100,061
Wisconsin Electric Power Co.
  6.63%, 8/01/99........................          100          100,112
                                                           -----------
Total Corporate Bonds
  (amortized cost $541,570).............                       541,570
                                                           -----------
MUTUAL FUNDS - 3.1%
SSGA Money Market Fund
  (amortized cost $150,937).............          151          150,937
                                                           -----------
TOTAL INVESTMENTS - 100.3%
  (cost $4,778,097).....................                     4,778,097
Other assets less
  liabilities - (0.3%)..................                       (15,245)
                                                           -----------
NET ASSETS - 100.0%.....................                   $ 4,762,852
                                                           -----------
                                                           -----------

--------------------------------------------------------------------------------

See Notes to Financial Statements.

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS

JUNE 30, 1999 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT
                                          (000 OMITTED)       VALUE
ASSET BACKED SECURITIES - 10.3%
California Infrastructure Development
  6.42%, 9/25/08........................       $250        $   248,623
CARCO Auto Loan Master Trust
  6.69%, 8/15/04........................        300            300,537
Discover Card Master Trust I
  6.79%, 4/16/10........................        300            300,945
Green Tree Recreational, Equipment &
  Consolidated Trust
  5.55%, 2/15/18........................        165            162,378
Peco Energy Transition Trust
  6.05%, 3/01/09........................        300            287,343
                                                           -----------
Total Asset Backed Securities
  (cost $1,332,383).....................                     1,299,826
                                                           -----------
CORPORATE DEBT OBLIGATIONS - 45.3%
AEROSPACE - 1.3%
Northrop Grumman Corp.
  9.38%, 10/15/24.......................        150            159,140
                                                           -----------
APPLIANCES - 0.4%
Whirlpool Corp.
  9.10%, 2/01/08........................         50             55,154
                                                           -----------
AUTOMOTIVE - 1.7%
Federal Mogul Corp.
  7.50%, 7/01/04........................        100             96,930
Lear Corp.
  7.96%, 5/15/05 (1)....................        125            120,938
                                                           -----------
                                                               217,868
                                                           -----------
BROADCASTING/MEDIA - 4.6%
Lenfest Communications, Inc.
  8.38%, 11/01/05.......................        100            104,443
News America Holdings, Inc.
  8.00%, 10/17/16.......................        250            253,812

                                            PRINCIPAL
                                              AMOUNT
                                          (000 OMITTED)       VALUE
Time Warner Entertainment Co.
  10.15%, 5/01/12.......................       $175        $   215,212
                                                           -----------
                                                               573,467
                                                           -----------
CONSTRUCTION MATERIALS - 0.4%
Owens Corning
  7.50%, 5/01/05........................         50             49,199
                                                           -----------
ELECTRIC UTILITIES - 11.0%
CalEnergy Co., Inc.
  8.48%, 9/15/28........................        100            106,718
Cleveland Electric Illuminating Co.
  9.00%, 7/01/23........................        200            216,234
CMS Energy Corp.
  8.38%, 7/01/03........................        150            149,553
Connecticut Light & Power Co.
  7.88%, 10/01/24.......................        200            208,716
El Paso Electric Co.
  9.40%, 5/01/11........................        217            240,312
Houston Lighting & Power Co.
  8.75%, 3/01/22........................        125            129,167
Niagara Mohawk Power Corp.
  9.50%, 3/01/21........................         55             58,267
  9.95%, 6/01/00........................        125            128,334
Salton Sea Funding Corp.
  6.69%, 5/30/00........................        144            144,749
                                                           -----------
                                                             1,382,050
                                                           -----------
FINANCIAL - 4.9%
Case Credit Corp.
  6.12%, 8/01/01........................        200            198,028
Lloyds Bank PLC
  5.25%, 11/29/49.......................        250            211,740
WMC Finance USA Ltd.
  6.50%, 11/15/03.......................        210            205,955
                                                           -----------
                                                               615,723
                                                           -----------
HOTELS & RESTAURANTS - 0.8%
Tricon Global Restaurants, Inc.
  7.45%, 5/15/05........................        100             99,805
                                                           -----------

--------------------------------------------------------------------------------

See Notes to Financial Statements.

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

JUNE 30, 1999 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT
                                          (000 OMITTED)       VALUE
CORPORATE DEBT
  OBLIGATIONS  (CONT'D)
OIL SERVICES - 1.2%
Petroleum Geo-Services ASA
  7.50%, 3/31/07........................       $150        $   149,664
                                                           -----------
PAPER - 0.9%
Georgia-Pacific Group
  9.95%, 6/15/02........................        100            108,841
                                                           -----------
RETAIL - 2.5%
Rite Aid Corp.
  6.70%, 12/15/01.......................        100             99,507
Saks, Inc.
  8.25%, 11/15/08.......................        200            210,268
                                                           -----------
                                                               309,775
                                                           -----------
REAL ESTATE - 1.5%
Simon Property Group LP
  6.75%, 6/15/05........................        200            191,008
                                                           -----------
STEEL - 1.1%
AK Steel Corp.
  7.88%, 2/15/09 (1)....................        150            144,000
                                                           -----------
TELECOMMUNICATIONS - 5.4%
Cable & Wireless Communications Plc
  6.63%, 3/06/05........................        250            245,867
GTE North, Inc.
  9.60%, 1/01/21........................        175            191,363
Panamsat Corp.
  6.13%, 1/15/05........................        150            139,878
Qwest Communications International, Inc.
  7.50%, 11/01/08.......................        100             99,988
                                                           -----------
                                                               677,096
                                                           -----------
TRANSPORTATION - 7.6%
Amerco
  7.20%, 4/01/02........................        150            147,782
Continental Airlines, Inc.
  7.57%, 3/15/20........................        250            251,652
Federal Express Corp. Trust
  6.72%, 1/15/22........................         70             66,789

                                            PRINCIPAL
                                              AMOUNT
                                          (000 OMITTED)       VALUE

Union Pacific Corp.
  6.79%, 11/09/07.......................        200        $   193,224
  7.38%, 5/15/01........................         50             50,801
US Airways, Inc.
  6.85%, 1/30/18........................        250            238,890
                                                           -----------
                                                               949,138
                                                           -----------
Total Corporate Debt Obligations
  (cost $5,824,755).....................                   $ 5,681,928
                                                           -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 41.4%
Federal Home Loan Mortgage
  6.00%, 2/01/29........................       $302            283,796
  6.50%, 12/01/28.......................        502            484,948
  8.60%, 4/15/21........................        175            181,179
  9.00%, 11/01/06.......................         95             98,644
Federal National Mortgage Assn.
  6.00%, 12/01/13.......................        482            465,774
  6.40%, 5/14/09........................        350            339,118
  7.00%, 6/01/29........................        500            494,215
  9.50%, 6/01/03........................         88             90,422
Government National Mortgage Assn.
  6.50%, 12/15/28.......................        502            482,801
  7.00%, 2/15/28........................        444            437,837
U.S. Treasury Bonds
  5.25%, 11/15/28.......................        225            199,442
  6.63%, 2/15/27........................        425            448,838
U.S. Treasury Notes
  5.50%, 5/31/03........................        500            496,170
  7.00%, 7/15/06........................        650            688,493
                                                           -----------
Total U.S. Government & Agency
  Obligations
  (cost $5,346,622).....................                     5,191,677
                                                           -----------
FOREIGN GOVERNMENT OBLIGATION - 0.8%
Republic of Philippines
  8.88%, 4/15/08
  (cost $98,499)........................        100             97,304
                                                           -----------
SHORT TERM INVESTMENTS - 1.5%
MUTUAL FUNDS - 1.5%
SSGA Money Market Fund
  (amortized cost $192,218).............        192            192,218
                                                           -----------
TOTAL INVESTMENTS - 99.3%
  (cost $12,794,477)....................                    12,462,953
Other assets less liabilities - 0.7%....                        89,213
                                                           -----------
NET ASSETS - 100.0%.....................                   $12,552,166
                                                           -----------
                                                           -----------

(1) Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999 these securities amounted to $264,938, representing 2.1% of net assets.

--------------------------------------------------------------------------------

See Notes to Financial Statements.

REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS

JUNE 30, 1999 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------

                                          SHARES      VALUE
REAL ESTATE INVESTMENT TRUSTS - 98.4%
APARTMENTS - 20.3%
Apartment Investment & Management Co....    5,456  $   233,244
AvalonBay Communities, Inc..............   11,490      425,130
BRE Properties, Inc.....................    9,420      244,331
Equity Residential Properties Trust.....    5,696      256,676
                                                   -----------
                                                     1,159,381
                                                   -----------
DIVERSIFIED - 1.8%
Franchise Finance Corp. of America......    4,564      100,408
                                                   -----------
HOTELS - 6.0%
Host Marriott Corp......................   18,994      225,554
MeriStar Hospitality Corp...............    5,191      116,473
                                                   -----------
                                                       342,027
                                                   -----------
OFFICE - 26.9%
Equity Office Properties Trust..........   13,203      338,327
Highwoods Properties, Inc...............    6,357      174,420
Mack-Cali Realty Corp...................    6,966      215,511
Reckson Associates Realty Corp..........   11,473      269,615
SL Green Realty Corp....................   16,656      340,407
Spieker Properties, Inc.................    5,152      200,284
                                                   -----------
                                                     1,538,564
                                                   -----------
REGIONAL MALLS - 12.8%
CBL & Associates Properties, Inc........    9,759      257,394
General Growth Properties, Inc..........    6,301      223,685
Macerich Co.............................    5,169      135,686
Simon Property Group, Inc...............    4,418      112,107
                                                   -----------
                                                       728,872
                                                   -----------

                                          SHARES      VALUE

SHOPPING CENTERS - 12.4%
Developers Diversified Realty Corp......    9,086  $   151,055
IRT Property Co.........................   22,518      222,365
Kimco Realty Corp.......................    8,588      336,006
                                                   -----------
                                                       709,426
                                                   -----------
STORAGE - 5.5%
Public Storage, Inc.....................   11,328      317,184
                                                   -----------
WAREHOUSE & INDUSTRIAL - 12.7%
CenterPoint Properties Corp.............    5,966      218,505
First Industrial Realty Trust, Inc......    4,560      125,115
ProLogis Trust..........................   12,974      262,723
Weeks Corp..............................    3,904      119,072
                                                   -----------
                                                       725,415
                                                   -----------
Total Real Estate Investment Trusts
  (cost $5,555,222).....................             5,621,277
                                                   -----------
SHORT TERM INVESTMENTS - 0.9%
MUTUAL FUNDS - 0.9%
SSGA Money Market Fund
  (amortized cost $49,587)..............   49,587       49,587
                                                   -----------
TOTAL INVESTMENTS - 99.3%
  (cost $5,604,809).....................             5,670,864
Other assets less liabilities - 0.7%....                39,524
                                                   -----------
NET ASSETS - 100.0%.....................           $ 5,710,388
                                                   -----------
                                                   -----------

--------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1999 (UNAUDITED)                             SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------

                                      SUN CAPITAL       SUN CAPITAL      SUN CAPITAL
                                     MONEY MARKET    INVESTMENT GRADE    REAL ESTATE
                                         FUND            BOND FUND           FUND
                                     -------------   -----------------   ------------
ASSETS
  Investments in securities, at
    value (cost $4,778,097,
    $12,794,477 and $5,604,809
    respectively)..................    $4,778,097       $12,462,953       $5,670,864
  Cash.............................           500               914              500
  Interest receivable..............        17,947           168,615              264
  Dividends receivable.............            --                --           41,447
  Receivable for Fund shares
    sold...........................         2,201            24,681               --
  Receivable due from adviser......        13,466            23,303            8,084
  Other assets.....................         7,222            28,891           14,446
                                     -------------   -----------------   ------------
  Total assets.....................     4,819,433        12,709,357        5,735,605
                                     -------------   -----------------   ------------
LIABILITIES
  Payable for investment securities
    purchased......................            --           128,455               --
  Payable for Fund shares
    redeemed.......................        34,492                34            1,240
  Accrued expenses.................        22,089            28,702           23,977
                                     -------------   -----------------   ------------
  Total liabilities................        56,581           157,191           25,217
                                     -------------   -----------------   ------------
NET ASSETS.........................    $4,762,852       $12,552,166       $5,710,388
                                     -------------   -----------------   ------------
                                     -------------   -----------------   ------------
COMPOSITION OF NET ASSETS
  Paid-in capital..................    $4,762,979       $12,953,983       $5,534,983
  Undistributed net investment
    income (loss)..................            --                --          133,095
  Accumulated net realized gain
    (loss) on investments..........          (127)          (70,293)         (23,745)
  Net unrealized appreciation
    (depreciation) of
    investments....................            --          (331,524)          66,055
                                     -------------   -----------------   ------------
                                       $4,762,852       $12,552,166       $5,710,388
                                     -------------   -----------------   ------------
                                     -------------   -----------------   ------------
  Shares of beneficial interest
    outstanding....................     4,762,979         1,302,426          554,322
                                     -------------   -----------------   ------------
                                     -------------   -----------------   ------------
  Net asset value, offering price
    and redemption price per share
    (net assets/shares of
    beneficial interest
    outstanding)...................    $     1.00       $      9.64       $    10.30
                                     -------------   -----------------   ------------
                                     -------------   -----------------   ------------

--------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)    SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------

                                      SUN CAPITAL       SUN CAPITAL      SUN CAPITAL
                                     MONEY MARKET    INVESTMENT GRADE    REAL ESTATE
                                         FUND            BOND FUND           FUND
                                     -------------   -----------------   ------------
INVESTMENT INCOME
  Interest.........................     $81,297          $ 353,385         $  1,736
  Dividends........................          --                 --          162,930
                                     -------------   -----------------   ------------
  Total investment income..........      81,297            353,385          164,666
                                     -------------   -----------------   ------------
EXPENSES
  Investment advisory fee..........       8,231             32,287           24,393
  Custody and fund accounting......       7,564              9,863            9,564
  Audit............................       2,947              2,747            2,747
  Legal............................       9,631             29,431           12,431
  Printing.........................       6,441              6,441            6,441
  Administrative...................      10,822             10,822           10,822
  Transfer agency..................       3,176              3,176            2,976
  Trustees fees....................       6,259              6,259            6,259
  Insurance........................       1,765              7,061            3,531
  Miscellaneous fees...............         250                258              249
                                     -------------   -----------------   ------------
  Total expenses...................      57,086            108,345           79,413
                                     -------------   -----------------   ------------
  Less: Waiver of advisory fees....      (8,231)           (32,287)         (24,393)
       Reimbursement of operating
         expenses..................     (38,158)           (35,699)         (22,924)
                                     -------------   -----------------   ------------
  Net expenses.....................      10,697             40,359           32,096
                                     -------------   -----------------   ------------
  Net investment income............      70,600            313,026          132,570
                                     -------------   -----------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain (loss) on
    investment transactions........        (100)           (70,648)         (23,745)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................          --           (305,011)         143,282
                                     -------------   -----------------   ------------
  Net realized and unrealized gain
    (loss) on investments..........        (100)          (375,659)         119,537
                                     -------------   -----------------   ------------
NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS.............     $70,500          $ (62,633)        $252,107
                                     -------------   -----------------   ------------
                                     -------------   -----------------   ------------

--------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1999                SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------

                                   MONEY MARKET FUND              INVESTMENT GRADE BOND FUND               REAL ESTATE FUND
                           ---------------------------------   ---------------------------------   ---------------------------------
                            SIX MONTHS                          SIX MONTHS                          SIX MONTHS
                               ENDED         PERIOD ENDED          ENDED         PERIOD ENDED          ENDED         PERIOD ENDED
                           JUNE 30, 1999     DECEMBER 31,      JUNE 30, 1999     DECEMBER 31,      JUNE 30, 1999     DECEMBER 31,
                            (UNAUDITED)          1998*          (UNAUDITED)          1998*          (UNAUDITED)          1998*
                           -------------   -----------------   -------------   -----------------   -------------   -----------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
  Net investment
    income...............   $   70,600        $    7,681        $   313,026       $    34,216       $  132,570        $   40,930
  Net realized gain
    (loss) on investment
    transactions.........         (100)              (27)           (70,648)              355          (23,745)             (397)
  Net unrealized
    appreciation
    (depreciation) of
    investments..........           --                --           (305,011)          (26,513)         143,282           (77,227)
                           -------------   -----------------   -------------   -----------------   -------------   -----------------
  Net increase (decrease)
    in net assets from
    operations...........       70,500             7,654            (62,633)            8,058          252,107           (36,694)
                           -------------   -----------------   -------------   -----------------   -------------   -----------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment
    income...............      (70,600)           (7,681)          (313,026)          (34,216)              --           (40,008)
                           -------------   -----------------   -------------   -----------------   -------------   -----------------
SHARE TRANSACTIONS
  Net proceeds from
    sales................    3,099,998         2,462,000          2,720,746         9,987,996          561,947         4,976,999
  Net proceeds from
    reinvestment of
    distributions........       70,600             7,680            313,026            34,215           40,008                --
  Cost of shares
    redeemed.............     (917,299)               --           (132,000)               --          (73,971)               --
                           -------------   -----------------   -------------   -----------------   -------------   -----------------
  Net increase in net
    assets from share
    transactions.........    2,253,299         2,469,680          2,901,772        10,022,211          527,984         4,976,999
                           -------------   -----------------   -------------   -----------------   -------------   -----------------
  Total increase in net
    assets...............    2,253,199         2,469,653          2,526,113         9,996,053          780,091         4,900,297
NET ASSETS
  Beginning of period....    2,509,653            40,000         10,026,053            30,000        4,930,297            30,000
                           -------------   -----------------   -------------   -----------------   -------------   -----------------
  End of period(1).......   $4,762,852        $2,509,653        $12,552,166       $10,026,053       $5,710,388        $4,930,297
                           -------------   -----------------   -------------   -----------------   -------------   -----------------
                           -------------   -----------------   -------------   -----------------   -------------   -----------------
SHARES OF BENEFICIAL
INTEREST
  Shares sold............    3,099,998         2,462,000            278,650           998,807           57,281           497,721
  Shares issued to
    shareholders from
    reinvestment of
    distributions........       70,600             7,680             31,903             3,431            4,033                --
  Shares redeemed........     (917,299)               --            (13,365)               --           (7,713)               --
                           -------------   -----------------   -------------   -----------------   -------------   -----------------
  Net Increase...........    2,253,299         2,469,680            297,188         1,002,238           53,601           497,721
                           -------------   -----------------   -------------   -----------------   -------------   -----------------
                           -------------   -----------------   -------------   -----------------   -------------   -----------------
(1) Includes
  undistributed net
  income of..............           --                --                 --                --       $  133,095        $      525

  * For the period from December 7, 1998 (commencement of operations) to December 31, 1998.

--------------------------------------------------------------------------------

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                      SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period:

                                                            SUN CAPITAL
                                                         MONEY MARKET FUND
                                          ------------------------------------------------
                                               SIX MONTHS ENDED           PERIOD ENDED
                                          JUNE 30, 1999 (UNAUDITED)    DECEMBER 31, 1998*
                                          --------------------------   -------------------
Net Asset Value, Beginning of Period....            $ 1.000                  $ 1.000
                                                    -------                  -------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
  Net investment income (loss)..........              0.021                    0.003
                                                    -------                  -------
  Total from Investment Operations......              0.021                    0.003
                                                    -------                  -------
LESS DISTRIBUTIONS FROM:
  Net investment income.................             (0.021)                  (0.003)
                                                    -------                  -------
NET ASSET VALUE, END OF PERIOD..........            $ 1.000                  $ 1.000
                                                    -------                  -------
                                                    -------                  -------
TOTAL RETURN(b).........................               2.15%                    0.31%
                                                    -------                  -------
                                                    -------                  -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's).......            $ 4,763                  $ 2,510
Ratios to average net assets:
  Net expenses(a).......................               0.65%                    0.65%
  Gross expenses(a).....................               3.47%                   12.29%
  Net investment income(a)..............               4.29%                    4.48%

--------------------------------------------------------------------------------

  * For the period from December 7, 1998 (commencement of operations) to December 31, 1998.
(a)  Annualized for periods less than one year.
(b) Total Returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

FINANCIAL HIGHLIGHTS

                                                      SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period:

                                                            SUN CAPITAL
                                                     INVESTMENT GRADE BOND FUND
                                          ------------------------------------------------
                                               SIX MONTHS ENDED           PERIOD ENDED
                                          JUNE 30, 1999 (UNAUDITED)    DECEMBER 31, 1998*
                                          --------------------------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD....            $ 9.970                  $10.000
                                                    -------                  -------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
  Net investment income (loss)..........              0.284                    0.034
  Net realized and unrealized gain
    (loss) on investments...............             (0.330)                  (0.030)
                                                    -------                  -------
  Total from Investment Operations......             (0.046)                   0.004
                                                    -------                  -------
LESS DISTRIBUTIONS FROM:
  Net investment income.................             (0.284)                  (0.034)
                                                    -------                  -------
NET ASSET VALUE, END OF PERIOD..........            $ 9.640                  $ 9.970
                                                    -------                  -------
                                                    -------                  -------
TOTAL RETURN(b).........................              (0.48)%                   0.04%
                                                    -------                  -------
                                                    -------                  -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's).......            $12,552                  $10,026
Ratios to average net assets:
  Net expenses(a).......................               0.75%                    0.75%
  Gross expenses(a).....................               2.01%                    4.10%
  Net investment income(a)..............               5.82%                    5.01%
Portfolio turnover rate.................                 43%                       3%

--------------------------------------------------------------------------------

  * For the period from December 7, 1998 (commencement of operations) to December 31, 1998.
(a)  Annualized for periods less than one year.
(b) Total Returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

FINANCIAL HIGHLIGHTS

                                                      SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period:

                                                            SUN CAPITAL
                                                          REAL ESTATE FUND
                                          ------------------------------------------------
                                               SIX MONTHS ENDED           PERIOD ENDED
                                          JUNE 30, 1999 (UNAUDITED)    DECEMBER 31, 1998*
                                          --------------------------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD....            $ 9.850                  $10.000
                                                    -------                  -------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
  Net investment income (loss)..........              0.239                    0.082
  Net realized and unrealized gain
    (loss) on investments...............              0.211                   (0.152)
                                                    -------                  -------
  Total from Investment Operations......              0.450                   (0.070)
                                                    -------                  -------
LESS DISTRIBUTIONS FROM:
  Net investment income.................              0.000                   (0.080)
                                                    -------                  -------
NET ASSET VALUE, END OF PERIOD..........            $10.300                  $ 9.850
                                                    -------                  -------
                                                    -------                  -------
TOTAL RETURN(b).........................               4.57%                   (0.71)%
                                                    -------                  -------
                                                    -------                  -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's).......            $ 5,710                  $ 4,930
Ratios to average net assets:
  Net expenses(a).......................               1.25%                    1.25%
  Gross expenses(a).....................               3.09%                    7.44%
  Net investment income(a)..............               5.16%                   12.16%
Portfolio turnover rate.................                 13%                       2%

--------------------------------------------------------------------------------

  * For the period from December 7, 1998 (commencement of operations) to December 31, 1998.
(a)  Annualized for periods less than one year.
(b) Total Returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------

NOTE A -- ORGANIZATION

Sun Capital Advisers Trust (the "Trust") is registered under the Investment Company Act of 1940 as amended (the "1940 Act") as an open-end management investment company. The Trust was established as a Delaware business trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It is currently comprised of three funds (each referred to as a "Fund"), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Funds are the Sun Capital Money Market Fund ("Money Market Fund"), Sun Capital Investment Grade Bond Fund ("Investment Grade Bond Fund"), and the Sun Capital Real Estate Fund ("Real Estate Fund"). Each of the Funds, other than the Real Estate Fund, is classified as a diversified fund under the 1940 Act.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

VALUATION OF INVESTMENTS

Securities for which exchange quotations are readily available are valued at the last sales price, or, if no sales occurred on that day, at the last quoted bid price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Securities for which current market quotations are not readily available are stated at fair value as determined in good faith under the direction of the Board of Trustees.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

INVESTMENT TRANSACTIONS AND INCOME

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial statement and federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal tax purposes. Each Fund has qualified and intends to elect and continue to qualify each year to be treated as a regulated investment company under Subchapter M of the Internal

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)  SUN CAPITAL ADVISERS
TRUST
--------------------------------------------------------------------------------

Revenue Code, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a federal excise tax.

A portion of the dividend income recorded by Real Estate Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction to the cost basis of the securities held.

REPURCHASE AGREEMENTS

In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals 102% of the principal amount of the repurchase transaction. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. There is the risk that the collateral may be insufficient to meet the obligation in the event of default.

WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS

The Funds may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled for a future time. Settlement dates may be a month or more after entering into these transactions and such transactions may involve a risk of loss if the value of the underlying security declines prior to the settlement date. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. This may increase the risk if the other party involved in the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices and yields. In connection with such purchases the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such agreements for the purpose of investment leverage.

EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a particular Fund are allocated evenly among the affected Funds, allocated on the basis of relative net assets, or otherwise allocated among the Funds as the Trustees may direct or approve.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)  SUN CAPITAL ADVISERS
TRUST
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Money Market Fund and Investment Grade Bond Fund declare dividends daily from net investment income, if any. The Real Estate Fund distributes its net investment income, if any, annually. Each Fund distributes its net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE C -- INVESTMENT ADVISORY AND OTHER RELATED PARTY AGREEMENTS

INVESTMENT ADVISORY AGREEMENT

Sun Capital Advisers, Inc. ("Adviser") is the investment adviser to all Funds of the Trust under an investment advisory agreement with the Trust dated November 4, 1998. The Adviser is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), ("Sun Life (U.S.)") which is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life of Canada").

As compensation for all services rendered, facilities provided and expenses paid or assumed by the Adviser under the advisory agreement, the Trust pays compensation monthly to the Adviser at the following annual rates based on the average daily net assets of each Fund taken separately: 0.50% of average daily net assets for the Money Market Fund; 0.60% of the average daily net assets for the Investment Grade Bond Fund; 0.95% of the average daily net assets for the Real Estate Fund.

LIMITATIONS

The Adviser has voluntarily agreed to reduce its advisory fee and to reimburse each Fund's other expenses to reduce each Fund's total annual operating expenses to 0.65%, 0.75% and 1.25% of average daily net assets for the Money Market Fund, Investment Grade Bond Fund and Real Estate Fund, respectively. The Adviser may modify or terminate this voluntary expense limit at any time. For the six months ended June 30, 1999, the Adviser voluntarily waived all investment advisory fees and reimbursed the Funds for other operating expenses in the amounts of $38,158, $35,699 and $22,924 for the Money Market Fund, Investment Grade Bond Fund, and Real Estate Fund, respectively. To the extent that a fund's total expense ratio falls below the expense limit stated above in future years, the Adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

TRUSTEES' COMPENSATION

Trustees' fees are paid by the Trust to each independent trustee of the Trust. The Trust pays no compensation directly to its Trustees or officers who are affiliated with the Adviser, Sun Life (U.S.) or Sun Life of Canada, all of whom receive remuneration for their services to the Trust from the Adviser, Sun Life (U.S.) or Sun Life of Canada. Certain officers and Trustees of the Trust are officers and directors of the Adviser, Sun Life (U.S.) or Sun Life of Canada.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)  SUN CAPITAL ADVISERS
TRUST
--------------------------------------------------------------------------------

NOTE D -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund for the six months ended June 30, 1999 were as follows:

                                                               NON-                        NON-
                                                            GOVERNMENT    GOVERNMENT    GOVERNMENT    GOVERNMENT
                                                            PURCHASES     PURCHASES       SALES         SALES
                                                           ------------  ------------  ------------  ------------
Investment Grade Bond Fund...............................   $5,366,812    $2,779,403    $3,180,403    $1,154,981
Real Estate Fund.........................................    1,232,079            --       671,806            --

Purchases and sales, including maturities, of short-term securities by the Money Market Fund for the six months ended June 30, 1999 were $11,611,632 and $9,374,819, respectively.

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at June 30, 1999 were as follows:

                                                                                                   NET UNREALIZED
                                                      IDENTIFIED          GROSS UNREALIZED         APPRECIATION/
                                                         COST       APPRECIATION   (DEPRECIATION)  (DEPRECIATION)
                                                    --------------  -------------  --------------  --------------
Money Market Fund.................................   $  4,778,097     $      --     $         --     $       --
Investment Grade Bond Fund........................     12,794,477        16,986         (348,510)      (331,524)
Real Estate Fund..................................      5,604,809       157,050          (90,995)        66,055

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at June 30, 1999.

--------------------------------------------------------------------------------

YEAR 2000

Some computer systems in the financial services industry will be unable to recognize dates after December 31, 1999. The Funds' securities trades, pricing and accounting services and other operations could be adversely affected by failure of computer systems utilized by the adviser, custodian and transfer agent. The adviser is taking steps it believes are reasonably designed to identify any potential problems with the computer systems it uses. The Funds' other service providers have told the adviser they are taking comparable steps. The adviser does not believe that the Year 2000 issue will have a material adverse effect on its business operations or results of operations.

                                                      SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------

                             TRUSTEES AND OFFICERS
                            GRAHAM E. JONES, TRUSTEE
                          ANTHONY C. PADDOCK, TRUSTEE
                        WILLIAM N. SEARCY, JR., TRUSTEE
             C. JAMES PRIEUR, CHAIRMAN, EXECUTIVE V.P. AND TRUSTEE
                JAMES M.A. ANDERSON, PRESIDENT, CEO AND TRUSTEE
                       JAMES F. ALBAN, TREASURER AND CFO
                     ROBERT P. VROLYK, ASSISTANT TREASURER
                         RICHARD GORDON, VICE PRESIDENT
                        HOWARD C. GREENE, VICE PRESIDENT
                        JOHN T. DONNELLY, VICE PRESIDENT
                           MAURA A. MURPHY, SECRETARY
                      PETER F. DEMUTH, ASSISTANT SECRETARY
                   CHRISTOPHER P. HARVEY, ASSISTANT SECRETARY

                               INVESTMENT ADVISER
                           SUN CAPITAL ADVISERS, INC.
                          ONE SUN LIFE EXECUTIVE PARK
                           WELLESLEY HILLS, MA 02481

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             DELOITTE & TOUCHE LLP
                              200 BERKELEY STREET
                                BOSTON, MA 02116

                            ADMINISTRATOR, CUSTODIAN
                       STATE STREET BANK & TRUST COMPANY
                              225 FRANKLIN STREET
                                BOSTON, MA 02110

                                 LEGAL COUNSEL
                               HALE AND DORR LLP
                                60 STATE STREET
                             BOSTON, MA 02109-1803

This report must be preceded or accompanied by a prospectus for Sun Capital Advisers Trust which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.